RELATED PARTY TRANSACTIONS - Leasing transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Present value of obligations under finance leases			$ 48,466
SFL
Related Party Transaction [Line Items]
Charter hire charged (principal and interest)	$ 1,980	$ 3,942
Lease interest expense	872	2,002
Contingent rental income	(623)	(1,624)
Present value of obligations under finance leases	$ 0	$ 52,444